Total revenue and income - Summary of Net Income from Financial Instruments (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Net Income from Financial Instruments [Abstract]
Net Income of financial instruments at fair value through profit or loss	R$ 1,360,207	R$ 821,617	R$ 562,895
Net Income of financial instruments measured at amortized cost and at fair value through other comprehensive income	199,947	114,442	79,380
(-) Taxes and contributions on financial income	(28,118)	(32,155)	(19,241)
Net Income from Financial Instruments	R$ 1,532,036	R$ 903,904	R$ 623,034